Organization and Principal Activities - Schedule of VIEs Consolidated Financial Statements (Details) - Variable Interest Entity [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Total current assets of discontinued operations	$ 22,100	$ 21,842
Total non-current assets of discontinued operations	9,726	9,987
Total assets	31,826	31,829
Total current liabilities of discontinued operations	79,101	78,245
Total non-current liabilities of discontinued operations	3,729	3,631
Total liabilities	$ 82,830	$ 81,876